Assets Acquired and Liabilities Assumed on Acquisition (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2018	May 31, 2017	May 31, 2016
Acquisitions
Goodwill		$ 1,192,174	$ 1,143,913	$ 1,219,630
Weighted-average other intangible asset amortization life (in years)		12 years	14 years
2018 Acquisitions
Acquisitions
Current assets		$ 28,939
Property, plant and equipment		10,875
Goodwill		43,656
Tradenames - indefinite lives		15,096
Other intangible assets		36,450
Other long-term assets		81
Total Assets Acquired		135,097
Liabilities assumed		(19,369)
Net Assets Acquired	[1]	$ 115,728
2017 Acquisitions
Acquisitions
Current assets			$ 78,565
Property, plant and equipment			59,630
Goodwill			75,361
Tradenames - indefinite lives			12,251
Other intangible assets			83,447
Other long-term assets			460
Total Assets Acquired			309,714
Liabilities assumed			(51,344)
Net Assets Acquired	[2]		$ 258,370

[1]	Figure includes cash acquired of $3.3 million.
[2]	Figure includes cash acquired of $4.2 million.